Financial instruments - Exchange rate risk management (Details) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Jul. 27, 2022 USD ($)
Currency risk [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 17,543,554	R$ 21,931,037
Financial liabilities		(94,897,365)	(64,925,164)
Net Financial Assets (Liabilities)		(77,353,811)	(42,994,127)
Currency risk [member] | United States of America, Dollars | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1,350,763)	(1,625,011)
Currency risk [member] | United States of America, Dollars | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(83,004,915)	(61,304,673)
Currency risk [member] | United States of America, Dollars | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(93,308)	(127,598)
Currency risk [member] | United States of America, Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(10,448,379)	(1,867,882)
Currency risk [member] | United States of America, Dollars | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets		6,496,039	6,432,557
Currency risk [member] | United States of America, Dollars | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets		70,255	7,378,277
Currency risk [member] | United States of America, Dollars | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		7,090,160	5,049,609
Currency risk [member] | United States of America, Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 3,887,100	R$ 3,070,594
Selling transactions in the futures markets | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon		24 years	24 years
Cerrado Project Investments
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon	36 years
Maximum Amount of Investment | $	$ 1,000,000			$ 1,500,000